Summary of significant accounting policies - Other Intangible Assets not Acquired in Business Combination (Details)	12 Months Ended
Dec. 31, 2022
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)	1 year
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)	3 years
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)	25 years
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)	5 years